Employee Retirement Plans	12 Months Ended
Feb. 01, 2014
Employee Retirement Plans

14. Employee Retirement Plans

The Company maintains separate defined contribution 401(k) retirement savings and profit-sharing plans covering employees in the United States and Puerto Rico who meet specified age and service requirements. The discretionary profit sharing component (which the Company has not utilized for eight years and has no current plans to utilize) is entirely funded by the Company, and the Company also makes additional matching contributions to the 401(k) component of the plans. Participating employees can voluntarily elect to contribute a percentage of their earnings to the 401(k) component of the plans (up to certain prescribed limits) through a cash or deferred (salary deferral) feature qualifying under Section 401(k) of the Internal Revenue Code (401(k) Plan). Under the Company’s 401(k) Plan, the Company is able to utilize monies recovered through forfeitures to fund some or all of the annual 401(k) Plan match expense. A forfeiture is the portion of the Company’s profit sharing contribution that is lost by a 401(k) Plan participant who terminates employment prior to becoming fully vested in such contribution.

During Fiscal 2013, the Company recorded $5.1 million of 401(k) Plan match expense. The Company used less than $0.1 million of 401(k) Plan forfeitures during Fiscal 2013 to fund a portion of the 401(k) Plan match for the 2013 401(k) Plan Year, which ended on December 31, 2013.

During Fiscal 2012, the Company recorded $4.3 million of 401(k) Plan match expense. The Company used $0.3 million of 401(k) Plan forfeitures during Fiscal 2012 to fund a portion of the 401(k) Plan match for the 2012 401(k) Plan Year, which ended on December 31, 2012.

During Fiscal 2011, the Company recorded $3.6 million of 401(k) Plan match expense. The Company used $0.2 million of 401(k) Plan forfeitures during Fiscal 2011 to fund a portion of the 401(k) Plan match for the 2011 401(k) Plan year, which ended on December 31, 2011.